Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (before taxes)
Average Annual Return, Percent		3.20%	7.77%	7.06%
Performance Inception Date	Jul. 31, 2018
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions)
Average Annual Return, Percent		2.17%	7.42%	4.38%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions and the sale of Fund Shares)
Average Annual Return, Percent		2.38%	6.07%	4.82%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R6 (before taxes)
Average Annual Return, Percent		9.94%	9.27%	7.90%
Performance Inception Date	Oct. 31, 2016
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Administrator Class (before taxes)
Average Annual Return, Percent		9.43%	8.97%	7.58%
Performance Inception Date	Aug. 01, 1993
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (before taxes)
Average Annual Return, Percent		9.73%	9.25%	7.85%
Performance Inception Date	Oct. 31, 2014
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.54%	7.40%	7.82%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (before taxes)
Average Annual Return, Percent		17.31%	12.61%	11.90%
Performance Inception Date	Nov. 04, 1998
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions)
Average Annual Return, Percent		14.96%	10.10%	8.37%
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions and the sale of Fund Shares)
Average Annual Return, Percent		11.71%	9.55%	8.56%
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C (before taxes)
Average Annual Return, Percent		22.51%	13.13%	11.90%
Performance Inception Date	Apr. 30, 1999
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Administrator Class (before taxes)
Average Annual Return, Percent		24.69%	14.17%	12.79%
Performance Inception Date	Feb. 14, 1985
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (before taxes)
Average Annual Return, Percent		0.38%	5.79%	7.17%
Performance Inception Date	May 07, 1993
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions)
Average Annual Return, Percent		(2.01%)	4.51%	6.04%
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A (after taxes on distributions and the sale of Fund Shares)
Average Annual Return, Percent		1.58%	4.35%	5.55%
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C (before taxes)
Average Annual Return, Percent		4.71%	6.27%	7.18%
Performance Inception Date	Dec. 12, 2000
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R6 (before taxes)
Average Annual Return, Percent		6.96%	7.51%	8.27%
Performance Inception Date	Oct. 31, 2014
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Administrator Class (before taxes)
Average Annual Return, Percent		6.61%	7.14%	7.93%
Performance Inception Date	Jul. 23, 1996
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class (before taxes)
Average Annual Return, Percent		6.88%	7.40%	8.19%
Performance Inception Date	Jul. 30, 2010
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.05%	7.29%	7.14%